Revenue and Performance Obligations - Additional Information (Details) $ in Millions	Apr. 30, 2019 USD ($)
Revenue From Contract With Customer [Abstract]
Revenue, remaining performance obligation, amount	$ 352.5
Revenue, remaining performance obligation, percentage	88.00%
Revenue, remaining performance obligation, remaining duration	24 months